Patents (Tables)	12 Months Ended
Jul. 31, 2012
Patents Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

The costs and accumulated amortization of patents are summarized as follows:

	July 31,
	2012	2011

Patents	$5,587,790	$6,487,389

Less: Accumulated Amortization	2,953,332	3,137,801

Patents, Net	$2,634,458	$3,349,588

Weighted Average Life	9.4 years	11.2 years